Trade receivables - Summary of Trade Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Trade receivables
Trade receivables	¥ 44,506	$ 6,097	¥ 73,144
Aggregate continuing and discontinued operations
Trade receivables
Trade receivables	78,920		73,144
Included in assets classified as held for sale
Trade receivables
Trade receivables	34,414
Gross carrying amount [member] | Aggregate continuing and discontinued operations
Trade receivables
Trade receivables	148,057		133,657
Accumulated impairment [member] | Aggregate continuing and discontinued operations
Trade receivables
Trade receivables	¥ (69,137)		¥ (60,513)